CERTARCA

NYSE Regulation

12000179

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 South Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

February 21, 2012

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	iShares, Inc.	
	Issuer CIK:	0000930667
	Issuer File Number:	001-11653
	Form Type:	8-A12B
	Filing Date:	2/21/2012

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

iShares Emerging Markets Dividend Index Fund
iShares Asia/Pacific Dividend 30 Index Fund

The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (312)442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig Gray
Manager, Listing Compliance